Liabilities arising from securities	12 Months Ended
Dec. 31, 2024
Liabilities Arising From Securities
Liabilities arising from securities

18.	Liabilities arising from securities

The breakdown, by classification and type, of “Liabilities arising from securities” is as follows:

Thousand of Reais	2024	2023
Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	4,045,496	5,985,593
Financial liabilities at amortized cost	135,632,632	124,397,422
Total	139,678,128	130,383,015
Type:
Real estate credit notes - LCI (1)	45,798,532	41,677,823
Eurobonds	19,851,326	13,612,088
Financial Bills (2)	24,515,804	22,729,058
Agribusiness credit notes - LCA	32,447,165	36,422,805
Secured Real Estate Notes (3)	17,065,301	15,941,241
Total	139,678,128	130,383,015
(1)	Real estate credit notes ("LCI") are fixed income securities backed by real estate loans and secured by either mortgage or fiduciary transfer of properties. As of December 31, 2024, their maturity dates ranged from 2025 to 2034 (2023 - with maturity dates from 2024 to 2030).
(2)	The key attributes of financial bills include a minimum term of two years, a minimum nominal value of R$50, and the permission for early redemption of only 5% of the issued amount. As of December 31, 2024, their maturity dates ranged from 2025 to 2034 (2023 - with maturity dates from 2024 to 2033).
(3)	Secured real estate notes are fixed-income securities backed by real estate loans collateralized by the issuer and by a pool of real estate loans segregated from the issuer's other assets. As of December 31, 2024, their maturity dates ranged from 2025 to 2035 (12/31/2023), with maturity dates from 2024 to 2035)."

Indexing Units:	Domestic Currency	Foreign Currency

Financial Bills	100% to 107% of CDI	—
	100% of IPCA	—
	Pre fixed: 6.42% to 16.38%	—
Real estate credit notes - LCI	70% to 105.8% of CDI	—
	Pre fixed: 4.98% to 15.66%	—
Agribusiness credit notes - LCA	70% to 108% of CDI	—
	Pre fixed: 7.74% to 15.76%	—
Secured Real Estate Notes - LIG	80% to 106% of CDI	—
Eurobonds	—	Up to 9% + CDI
	—	4.3% of SOFR

The currency breakdown of the balance for this item is as follows:

Thousand of Reais
Currency:	2024	2023
Real	119,826,802	116,770,927
U.S. dollar	19,851,326	13,612,088
Total	139,678,128	130,383,015

	Average interest rate (%)
Currency:	2024	2023
Real	11.4%	11.9%
U.S. dollar	6.1%	4.9%
Total	8.8%	8.4%

The changes in “Liabilities arising from securities” were as follows:

Thousand of Reais	2024	2023	2022
Balance at the beginning of the fiscal year	130,383,015	116,042,393	86,496,576
Issuances	39,541,342	75,404,958	60,583,109
Payments	(33,038,049)	(63,400,960)	(39,154,639)
Interest	3,778,418	4,998,766	6,951,908
Exchange differences and Others	(986,598)	(2,662,142)	1,165,439
Balance at the end of the fiscal year	139,678,128	130,383,015	116,042,393

As of December 31, 2024, 2023 none of these instruments had been converted into shares of the Bank nor had they obtained privileges or rights that, under certain circumstances, would render them convertible into shares.

Note 43-d provides details on the residual maturity periods of the financial liabilities at amortized cost for each fiscal year.

The breakdown of “Eurobonds and other securities” is as follows:

Issuance	Maturity by	Interest Rate (p.a.)	2024	2023
2021	2031	Up to 9% + CDI	4,195,534	3,337,315
2022	2035	Up to 9% + CDI	1,459,607	1,918,929
2023	2031	Up to 9% + CDI	3,102,939	8,355,844
2024 (1)	2035	Up to 9% + CDI	11,093,246	-
Total			19,851,326	13,612,088
(1) Includes SOFR fee